      As filed with the Securities and Exchange Commission on March 5, 2004

                                          1933 Act Registration No. 333 - 104654
                                           1940 Act Registration No. 811 - 21335

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]

                         Pre-Effective Amendment No.        [ ]

                         Post-Effective Amendment No. 1     [X]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]

                               Amendment No. [ 4 ]

                        (Check appropriate box or boxes)

                               OPTIMUM FUND TRUST
                          (formerly known as BOB Trust)
               (Exact name of registrant as specified in charter)

                               2005 Market Street
                           Philadelphia, PA 19103-7094
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (800) 523-1918

                               Richelle S. Maestro
                              Delaware Investments
                               2005 Market Street
                           Philadelphia, PA 19103-7094
                            Telephone: (215) 255-1200
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:

It is proposed that this filing will become effective:

_____________  immediately upon filing pursuant to paragraph (b)

_____________  on ______________ pursuant to paragraph (b)

_____X_______  60 days after filing pursuant to paragraph (a)(1)

_____________  on (date) pursuant to paragraph (a)(1)

_____________  75 days after filing pursuant to paragraph (a)(2)

_____________  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               OPTIMUM FUND TRUST

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents.

         Facing Sheet

         Contents of Registration Statement

         Part A   -        Prospectuses

         Part B   -        Statement of Additional Information

         Part C   -        Other Information

         Signature Page

         Exhibits

                               OPTIMUM FUND TRUST

                                     PART A


         The Prospectuses for each Series of the Trust as filed July 31, 2003 are incorporated herein by reference (Pre-Effective Amendment No. 3, Accession Number 0000898432-03-000686). It is expected that the Appendix included in this filing will be attached to such prospectuses prior to use.

Appendix:  Sub-advisers' past performance

This Appendix provides additional information about the past performance of the sub-advisers that the Manager has selected to advise a portion of each Fund. (Each sub-adviser, except the sub-adviser to the Small Cap Growth Fund, advises only a portion of a Fund's assets.)

For each sub-adviser, this Appendix presents past performance information for all mutual funds and accounts (the "Composite"), unless otherwise noted, that the sub-adviser manages or sub-advises with substantially similar investment objectives, policies and strategies as the portion of the Optimum Fund that the sub-adviser advises.

The past performance of each Composite has been calculated net of fees and expenses as described in the notes for each Sub-Adviser's performance. The total operating fees and expenses of a Composite may be lower than the total operating expenses of the corresponding Optimum Fund, in which case the Composite performance shown would have been lower had the total operating expense of its corresponding Optimum Fund been used to compute the comparable Composite performance.

The Manager requires the sub-advisers to present to the Manager the Composite performance of all substantially similar managed accounts and mutual funds to help ensure that the sub-adviser is showing the performance of all such managed accounts and mutual funds, and not just its best performing managed accounts and mutual funds. The Manager has requested that each sub-adviser make certain representations concerning the appropriate presentation and calculation of Composite Performance.

The Composite Performance of the sub-advisers is no guarantee of future results in managing an Optimum Fund or portion thereof. Please note the following cautionary guidelines in reviewing this Appendix:

      o Performance figures are not the performance of the Optimum Funds. The performance shown for the sub-advisers is not the performance of any Optimum Fund or portion thereof and is not an indication of how the Fund or portion thereof would have performed in the past or will perform in the future. Each Optimum Fund's performance in the future will be different from the Composite performance of the sub-advisers due to factors such as differences in the cash flows into and out of the funds and advisory accounts included in the Composites, and different fees, expenses, performance calculation methods, and portfolio sizes and composition. In particular, Composite performance is not necessarily an indication of how any Optimum Fund will perform, as the accounts comprising the Composite may not be subject to investment limitations, diversification requirements and other restrictions imposed on mutual funds by the 1940 Act and the Internal Revenue Code, which, if applicable, can have a negative impact on performance.

      o Most Optimum Funds have more than one sub-adviser. Each sub-adviser, except the sub-adviser to the Small Cap Growth Fund, advises only a portion of an Optimum Fund's assets. As a result, the future performance of each sub-adviser will affect the performance of an Optimum Fund only with respect to the percentage of the Fund's assets that it advises. Furthermore, the proportion of an Optimum Fund's assets that the Manager initially allocates to each sub-adviser may change over time because (1) the Manager can change the percentage of a Fund's assets allocated to a sub-adviser at any time, and (2) the assets under management by any sub-adviser will increase or decrease depending upon the performance and market value of those sub-advised assets. Initially, the Manager expects to allocate a Fund's assets approximately equally to each of the Fund's sub-advisers. You should consider the Manager's discretion to change the asset allocation among sub-advisers and the Funds' ability to change sub-advisers and alter the number of sub-advisers when reviewing the Composite Performance.

      o Sub-adviser and benchmark performance are averages for the periods shown. The information below shows average annual total rates of return for the periods indicated, but does not reflect the volatility that may occur within a given period.

The following tables provide average annual returns for the periods ended [March 31, 2004].

--------------------------------------------------------------------------------------------------------------------------
                                               OPTIMUM LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------
                                               T. Rowe Price Associates, Inc.
--------------------------------------------------------------------------------------------------------------------------
                                                                                           Since
                                                                     5          10         Fund                Inception
                                          1 Year      3 Years      Years       Years     Inception               Date
-------------------------------------- ----------- ------------- ---------- ----------- ------------ ------- -------------
T. Rowe Price
Growth Stock
Fund Inc. - R Class
-------------------------------------- ----------- ------------- ---------- ----------- ------------ ------- -------------

S&P 500 Stock Index
-------------------------------------- ----------- ------------- ---------- ----------- ------------ ------- -------------

Russell 1000 Growth Index
-------------------------------------- ----------- ------------- ---------- ----------- ------------ ------- -------------

The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe") is for the T. Rowe Price Growth Stock Fund, which is managed substantially similarly to the Fund and which T. Rowe believes is the most appropriate measure of its investment record. Performance for the T. Rowe Price Growth Stock Fund has been calculated in accordance with the requirements of the SEC. The T. Rowe Price Growth Stock Fund is a no-load mutual fund, and as such, does not have a sales charge. The T. Rowe Price R Classes incepted on September 30, 2002 and has the highest level of operating expenses of the Fund's share classes. The R Class shares the portfolio of the existing retail fund (the T. Rowe Price Growth Stock Fund). The total return figures have been calculated using the performance data of the retail T. Rowe Price Growth Stock Fund up to the inception date of the R Class, and the actual performance results of the R Class since that date. The "inception date" shown in the above table is the date on which the retail fund started operations. For the similar periods the performance of the retail fund was _____%, _____%, _____% and _____% and for the period since inception, _____%. The performance results of the retail fund have not been adjusted to reflect the 12b-1 fee associated with the R Class. Had this fee been included, the performance would have been lower.

--------------------------------------------------------------------------------------------------------------------------
                                               OPTIMUM LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------
                                              Marsico Capital Management, LLC
--------------------------------------------------------------------------------------------------------------------------
                                                                                           Since
                                                                     5          10         Fund                Inception
                                          1 Year      3 Years      Years       Years     Inception               Date
-------------------------------------- ----------- ------------- ---------- ----------- ------------ ------- -------------
Marsico Composite (Marsico
Growth Fund)
-------------------------------------- ----------- ------------- ---------- ------------- ------------ ----- -------------

S&P 500 Stock Index
-------------------------------------- ----------- ------------- ---------- ------------- ------------ ----- -------------

Russell 1000 Growth Index
-------------------------------------- ----------- ------------- ---------- ------------- ------------ ----- -------------

The Marsico Composite as calculated by Marsico Capital Management, LLC ("Marsico") includes Marsico's sole proprietary mutual funds managed exclusively by Marsico in an investment style substantially similar to the Fund's investment style. Other accounts, including other sub-advised mutual funds, are not included in this Composite. Performance for the Fund has been calculated in accordance with the requirements of the SEC and the AIMR standards. The Marsico Growth Fund is a no-load retail mutual fund, and as such, does not have a sales charge. The results of this fund have been calculated net of fees and trading expenses in accordance with SEC staff interpretations in this area.




Unusual short-term performance cannot be sustained indefinitely, and investors are advised to review short-, intermediate-, and long-term returns when evaluating performance. Past performance cannot guarantee future results. The performance shown was prepared by each sub-adviser and not the Manager. The Manager believes that such third-party information is reliable, but does not guarantee its accuracy, timeliness, or completeness. In addition, the information presented is current as of the date shown but may not be current as of the date you are reviewing the Appendix. Consequently, the current Composite performance may vary from that shown.

--------------------------------------------------------------------------------------------------------------------------
                                                OPTIMUM LARGE CAP VALUE FUND
--------------------------------------------------------------------------------------------------------------------------
                                          Massachusetts Financial Services Company
--------------------------------------------------------------------------------------------------------------------------
                                                                                           Since
                                                                     5          10         Fund                Inception
                                          1 Year      3 Years      Years       Years     Inception               Date
-------------------------------------- ----------- ------------- ---------- ----------- ------------ ------- -------------
MFS Composite
(MFS Value Fund Class C)

------------------------------- ----------- ----------- ---------- ----------- ------------ --------------- ------------
S&P 500 Stock Index

------------------------------- ----------- ----------- ---------- ----------- ------------ --------------- ------------
Russell 1000 Value Index
------------------------------- ----------- ----------- ---------- ----------- ------------ --------------- ------------

The Massachusetts Financial Services Company ("MFS") Composite provided by MFS includes only the MFS Value Fund, which is managed substantially similarly to the Fund and which MFS believes is the most appropriate measure of its investment record. Performance for the MFS Value Fund has been calculated in accordance with the requirements of the SEC. The MFS Value Fund Class C incepted on November 5, 1997. The C Class shares the portfolio of the existing Class A shares of the Fund. The total return figures have been calculated using the performance data of the retail fund up to the inception date of the C Class, and the actual performance results of the C Class since that date. The "inception date" shown in the above table is the date on which Class A started operations. The performance results of the retail fund have not been adjusted to reflect the 12b-1 fee associated with the C Class. Had these fees been included, the performance would have been lower.

--------------------------------------------------------------------------------------------------------------------------
                                                OPTIMUM LARGE CAP VALUE FUND
--------------------------------------------------------------------------------------------------------------------------
                                                         Van Kampen
--------------------------------------------------------------------------------------------------------------------------
                                                                     5          10         Since              Inception
                                          1 Year      3 Years      Years       Years     Inception               Date
-------------------------------------- ----------- ------------- ---------- ----------- ------------ ------- -------------
Van Kampen Composite

------------------------------- ----------- ----------- ---------- ----------- ------------ --------------- ------------
S&P 500 Stock Index

------------------------------- ----------- ----------- ---------- ----------- ------------ --------------- ------------
Russell 1000 Value Index
------------------------------- ----------- ----------- ---------- ----------- ------------ --------------- ------------

The Van Kampen Composite includes all similarly managed accounts managed by Van Kampen and its affiliates. This Composite does not include certain separately managed accounts that have smaller account sizes and are offered only through wrap programs. Performance for this Composite has been calculated in accordance with the requirements of the SEC. The performance of this Composite has been calculated net of all advisory fees and operating expenses actually charged to each Account. For each mutual fund Account in the Composite that issues multiple share classes, the performance was calculated for the share class with the highest expenses or for all share classes of each mutual fund Account.




Unusual short-term performance cannot be sustained indefinitely, and investors are advised to review short-, intermediate-, and long-term returns when evaluating performance. Past performance cannot guarantee future results. The performance shown was prepared by each sub-adviser and not the Manager. The Manager believes that such third-party information is reliable, but does not guarantee its accuracy, timeliness, or completeness. In addition, the information presented is current as of the date shown but may not be current as of the date you are reviewing the Appendix. Consequently, the current Composite performance may vary from that shown.

--------------------------------------------------------------------------------------------------------------------------
                                               OPTIMUM SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------
                                           Columbia Wanger Asset Management, L.P.
--------------------------------------------------------------------------------------------------------------------------
                                                                                           Since
                                                                     5          10         Fund                Inception
                                          1 Year      3 Years      Years       Years     Inception               Date
-------------------------------------- ----------- ------------- ---------- ----------- ------------ ------- -------------
Wanger Small Cap
Equity Composite
------------------------------- ----------- ----------- ---------- ----------- ------------ --------------- ------------
Russell 2000 Index
------------------------------- ----------- ----------- ---------- ----------- ------------ --------------- ------------
Russell 2000 Growth Index
------------------------------- ----------- ----------- ---------- ----------- ------------ --------------- ------------

The performance of this Composite includes the performance of accounts with substantially similar investment objectives, policies and strategies to those of the Optimum Small Cap Growth Fund. The performance of this Composite has been calculated in accordance with AIMR standards and net of a model investment advisory fee equal to the highest fee that could have been charged to any account in the Composite. The performance of the mutual fund accounts in this Composite has been calculated in accordance with the requirements of the SEC.















Unusual short-term performance cannot be sustained indefinitely, and investors are advised to review short-, intermediate-, and long-term returns when evaluating performance. Past performance cannot guarantee future results. The performance shown was prepared by the sub-adviser and not the Manager. The Manager believes that such third-party information is reliable, but does not guarantee its accuracy, timeliness, or completeness. In addition, the information presented is current as of the date shown but may not be current as of the date you are reviewing the Appendix. Consequently, the current Composite performance may vary from that shown.

--------------------------------------------------------------------------------------------------------------------------
                                                OPTIMUM SMALL CAP VALUE FUND
--------------------------------------------------------------------------------------------------------------------------
                                         Hotchkis and Wiley Capital Management, LLC
--------------------------------------------------------------------------------------------------------------------------
                                                                     5          10         Since              Inception
                                          1 Year      3 Years      Years       Years     Inception               Date
-------------------------------------- ----------- ------------- ---------- ----------- ------------ ------- -------------
Hotchkis and Wiley Small Cap Value
Composite

------------------------------- ----------- ----------- ---------- ----------- ------------ --------------- ------------
Russell 2000 Value Index
------------------------------- ----------- ----------- ---------- ----------- ------------ --------------- ------------

The performance of this Composite includes the performance of accounts with substantially similar investment objectives, policies and strategies to those of the Optimum Small Cap Value Fund. The performance of this Composite has been calculated in accordance with acceptable methods set forth by AIMR-PPS standards and net of the actual investment advisory fees charged to accounts in the Composite. The performance of the mutual fund accounts in this Composite have been calculated in accordance with the requirements of the SEC and have included only the performance of the institutional share class, which differ from the other share classes only by not having a 12b-1 fee.

--------------------------------------------------------------------------------------------------------------------------
                                                OPTIMUM SMALL CAP VALUE FUND
--------------------------------------------------------------------------------------------------------------------------
                                            Delafield Asset Management Division
                                           of Reich & Tang Asset Management, LLC
--------------------------------------------------------------------------------------------------------------------------
                                                                     5          10         Since              Inception
                                          1 Year      3 Years      Years       Years     Inception               Date
-------------------------------------- ----------- ------------- ---------- ----------- ------------ ------- -------------
Delafield Asset
Management's Business
Man's Risk Composite

------------------------------- ----------- ----------- ---------- ----------- ------------ --------------- ------------
Russell 2000 Value Index
------------------------------- ----------- ----------- ---------- ----------- ------------ --------------- ------------

The performance of this Composite includes the performance of accounts with substantially similar investment objectives, policies and strategies to those of the Optimum Small Cap Growth Fund. The performance of this Composite has been calculated in accordance with AIMR standards and net of a model investment advisory fee equal to the highest fee that could have been charged to any account in the Composite. The performance the mutual fund accounts in this Composite has been calculated in accordance with the requirements of the SEC.












Unusual short-term performance cannot be sustained indefinitely, and investors are advised to review short-, intermediate-, and long-term returns when evaluating performance. Past performance cannot guarantee future results. The performance shown was prepared by the sub-adviser and not the Manager. The Manager believes that such third-party information is reliable, but does not guarantee its accuracy, timeliness, or completeness. In addition, the information presented is current as of the date shown but may not be current as of the date you are reviewing the Appendix. Consequently, the current Composite performance may vary from that shown.

--------------------------------------------------------------------------------------------------------------------------
                                                 OPTIMUM INTERNATIONAL FUND
--------------------------------------------------------------------------------------------------------------------------
                                           Delaware International Advisers Ltd.
--------------------------------------------------------------------------------------------------------------------------
                                                                     5          10         Since              Inception
                                          1 Year      3 Years      Years       Years     Inception               Date
-------------------------------------- ----------- ------------- ---------- ----------- ------------ ------- -------------
DIAL Composite

------------------------------- ----------- ----------- ---------- ----------- ------------ --------------- ------------
Morgan Stanley Capital
International EAFE Index
------------------------------- ----------- ----------- ---------- ----------- ------------ --------------- ------------

The performance of this Delaware International Advisers Ltd. ("DIAL") Composite includes the performance of all accounts with substantially similar investment objectives, policies and strategies to those of the Optimum International Fund. The performance of this Composite has been calculated in accordance with AIMR standards and net of fees. The performance of the mutual fund accounts in this Composite have been calculated in accordance with the requirements of the SEC.


--------------------------------------------------------------------------------------------------------------------------
                                                 OPTIMUM INTERNATIONAL FUND
--------------------------------------------------------------------------------------------------------------------------
                                              Marsico Capital Management, LLC
--------------------------------------------------------------------------------------------------------------------------
                                                                                           Since
                                                                     5          10         Fund                Inception
                                          1 Year      3 Years      Years       Years     Inception               Date
-------------------------------------- ----------- ------------- ---------- ----------- ------------ ------- -------------
Marsico Composite
(Marsico International
Opportunities Fund)

------------------------------------ ---------- ------------ --------- ----------- ------------ --------------- -------------
Morgan Stanley Capital
International EAFE Index
------------------------------------ ---------- ------------ --------- ----------- ------------ --------------- -------------

The Marsico Composite as calculated by Marsico Capital Management, LLC ("Marsico") includes Marsico's sole proprietary mutual funds managed exclusively by Marsico in an investment style substantially similar to the Fund's investment style. Other accounts, including other sub-advised mutual funds, are not included in this Composite. Performance for the Fund has been calculated in accordance with the requirements of the SEC and the Amended and Restated AIMR-PPS Standards, the U.S. and Canadian Version of GIPS ("AIMR Standards"). The Marsico International Opportunities Fund is a no-load retail mutual fund, and as such, does not have a sales charge. The results of this fund have been calculated net of fees and trading expenses in accordance with SEC staff interpretations in this area.












Unusual short-term performance cannot be sustained indefinitely, and investors are advised to review short-, intermediate-, and long-term returns when evaluating performance. Past performance cannot guarantee future results. The performance shown was prepared by the sub-adviser and not the Manager. The Manager believes that such third-party information is reliable, but does not guarantee its accuracy, timeliness, or completeness. In addition, the information presented is current as of the date shown but may not be current as of the date you are reviewing the Appendix. Consequently, the current Composite performance may vary from that shown.

--------------------------------------------------------------------------------------------------------------------------
                                                 OPTIMUM FIXED INCOME FUND
--------------------------------------------------------------------------------------------------------------------------
                                            Delaware Management Company and
                                            Delaware International Advisers Ltd.
--------------------------------------------------------------------------------------------------------------------------
                                                                     5          10         Since              Inception
                                          1 Year      3 Years      Years       Years     Inception               Date
-------------------------------------- ----------- ------------- ---------- ----------- ------------ ------- -------------
Delaware Investments
Composite

---------------------------------- ---------- ------------ --------- ----------- ------------ -------- ---------------
Lehman Brothers Aggregate
Bond Index
---------------------------------- ---------- ------------ --------- ----------- ------------ -------- ---------------

The performance of this Delaware Investments Composite includes the performance of all accounts with substantially similar investment objectives, policies and strategies to those of the Optimum Fixed Income Fund. The performance of this Composite has been calculated in accordance with AIMR standards and net of fees. The performance of the mutual fund accounts in this Composite has been calculated in accordance with the requirements of the SEC.

--------------------------------------------------------------------------------------------------------------------------
                                                 OPTIMUM FIXED INCOME FUND
--------------------------------------------------------------------------------------------------------------------------
                                        Deutsche Investment Management Americas Inc.
                                           doing business as Scudder Investments
--------------------------------------------------------------------------------------------------------------------------
                                                                     5          10         Since              Inception
                                          1 Year      3 Years      Years       Years     Inception               Date
-------------------------------------- ----------- ------------- ---------- ----------- ------------ ------- -------------
Scudder Investments Core
Fixed Income Composite

------------------------------- ----------- ----------- ---------- ----------- ------------ --------------- ------------
Lehman Brothers
Aggregate Bond Index
------------------------------- ----------- ----------- ---------- ----------- ------------ --------------- ------------

The performance of this Composite includes the performance of all fee-paying accounts equal to or greater than $10 million managed on a fully discretionary basis with a substantially similar strategies to those of the Optimum Fixed Income Fund. The performance of this Composite has been prepared in compliance with AIMR standards and net of fees. Composite accounts include all portfolios managed for Deutsche Asset Management Americas by Deutsche Bank Trust Company Americas, Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Asset Management Canada Ltd., Deutsche Investment Management Americas Inc. and Scudder Trust Company.







Unusual short-term performance cannot be sustained indefinitely, and investors are advised to review short-, intermediate-, and long-term returns when evaluating performance. Past performance cannot guarantee future results. The performance shown was prepared by the sub-adviser and not the Manager. The Manager believes that such third-party information is reliable, but does not guarantee its accuracy, timeliness, or completeness. In addition, the information presented is current as of the date shown but may not be current as of the date you are reviewing the Appendix. Consequently, the current Composite performance may vary from that shown.

The benchmarks

The Appendix shows how the returns of the Comparable Funds and/or the Account Composites of each of the Sub-Advisers compare to the returns of a broad-based securities market index, an index of funds with similar investment objectives, and/or a blended index.

Broad-based securities market indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Investments cannot be made directly in a broad-based securities market index.

Russell 1000 Growth Index
This index measures the performance of those Russell 1000 companies (the 1,000 largest companies included in the Russell 3000 Index) with higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth values than the Value universe. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies, as determined by total market capitalization.

Russell 1000 Value Index
This index measures the performance of those Russell 1000 companies (the 1,000 largest companies included in the Russell 3000 Index) with lower price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values than the Growth universe. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies, as determined by total market capitalization.

Russell 2000 Growth Index
This index measures the performance of those Russell 2000 companies (all 2,000 companies included in the Russell 2000 Index) with higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth values than the Value universe. The Russell 2000 Index measures the performance of the 2,000 smallest companies included in the Russell 3000 Index.

Russell 2000 Value Index
This index measures the performance of those Russell 2000 companies (all 2,000 companies included in the Russell 2000 Index) with lower price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values than the Growth universe. The Russell 2000 Index measures the performance of the 2,000 smallest companies included in the Russell 3000 Index.

Morgan Stanley Capital International Europe, Australasia and Far East (EAFE) Index This index measures the performance of approximately 1,045 equity securities issued by companies located in 19 countries and listed on the stock exchanges of Europe, Australasia, and the Far East. Returns are based in U.S. dollars.

Lehman Brothers Aggregate Bond Index
This index covers investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more.

S&P 500 Stock Index
This Index tracks the performance of a selected group of 500 stocks.

Total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Investment return and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Unusual short-term performance cannot be sustained indefinitely, and investors are advised to review short-, intermediate-, and long-term returns when evaluating performance. Past performance cannot guarantee future results. The performance shown was prepared by the sub-adviser and not the Manager. The Manager believes that such third-party information is reliable, but does not guarantee its accuracy, timeliness, or completeness. In addition, the information presented is current as of the date shown but may not be current as of the date you are reviewing the Appendix. Consequently, the current Composite performance may vary from that shown.

                               OPTIMUM FUND TRUST

                                     PART B

         The Statement of Additional Information for such Series of the Trust as filed July 31, 2003 are incorporated herein by reference (Pre-Effective Amendment No. 3, Accession Number 0000898432-03-000686).

                               OPTIMUM FUND TRUST

                                     PART C

                                OTHER INFORMATION

ITEM 23.          Exhibits.

      (a)(1) Certificate of Trust, as filed with the State of Delaware on April 21, 2003 - incorporated herein by reference to the Registrant's Registration Statement on Form N-1A filed with the Commission on April 21, 2003 (File No. 333-104654).

      (a)(2) Certificate of Amendment to Certificate of Trust, as filed with the State of Delaware on June 30, 2003 - incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 2, 2003 (File No. 333-104654).

      (a)(3) Amended and Restated Agreement and Declaration of Trust dated July 17, 2003 ("Declaration of Trust") - incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 2003 (File No. 333-104654).

      (b) Bylaws, as amended and dated June 30, 2003 - incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 2, 2003 (File No. 333-104654).

      (c)         None other than those contained in Exhibits (a)(3) and (b).

      (d)(1) Investment Management Agreement, dated July 17, 2003, between the Registrant on behalf of each Fund and Delaware Management Company (a series of Delaware Management Business Trust) (the "Manager") - incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 2003 (File No. 333-104654).

      (d)(2) Form of Sub-Advisory Agreement between the Manager and [Name of Sub-Adviser] with respect to [Name of Optimum Fund] - incorporated herein by reference to Pre-Effective Amendment No. 3 filed with Commission on July 31, 2003.

      (e)(1) Distribution Agreement, dated July 17, 2003, between the Registrant on behalf of each Fund and Delaware Distributors, L.P. ("Delaware Distributors") - incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 2003 (File No. 333-104654).

      (e)(2) Financial Intermediary Agreement, dated July 17, 2003, between Delaware Distributors and Lincoln Financial Distributors, Inc. ("LFD") - incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 2003 (File No. 333-104654).

      (e)(3) Form of Dealer's Agreement - herein by reference to Pre-Effective Amendment No. 3 filed with Commission on July 31, 2003.

      (f)         Not applicable.

      (g)(1) Custodian Agreement with JPMorgan Chase Bank - incorporated herein by reference to Post-Effective Amendment No. 14 to Delaware Group Global & International Funds Inc.'s Registration Statement on Form N-1A filed with the Commission on November 27, 1996 (File No. 33-41034).

      (g)(2) Amendment to Custodian Agreement with JPMorgan Chase Bank - incorporated herein by reference to Post-Effective Amendment No. 18 to Delaware Group Global & International Funds Inc.'s Registration Statement on Form N-1A filed with the Commission on February 4, 1998 (File No. 33-41034).

      (g)(3) Amendment to Custodian Agreement with JPMorgan Chase Bank - incorporated herein by reference to Post-Effective Amendment No. 28 to Delaware Group Global & International Funds Inc.'s Registration Statement on Form N-1A filed with the Commission on January 30, 2003 (File No. 33-41034).

      (g)(4) Amendment, dated July 17, 2003, to Custodian Agreement with JPMorgan Chase Bank - incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 2003 (File No. 333-104654).

      (g)(5) Securities Lending Amendment with JPMorgan Chase Bank - incorporated herein by reference to Post-Effective Amendment No. 26 to Delaware Group Global & International Funds Inc.'s Registration Statement on Form N-1A filed with the Commission on March 30, 2001 (File No. 33-41034).

      (g)(6) Amendment to Securities Lending Agreement with JPMorgan Chase Bank - incorporated herein by reference to Post-Effective Amendment No. 28 to Delaware Group Global & International Funds Inc.'s Registration Statement on Form N-1A filed with the Commission on January 30, 2003 (File No. 33-41034).

      (g)(7) Amendment, dated July 17, 2003, to Securities Lending Agreement with JPMorgan Chase Bank - incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 2003 (File No. 333-104654).

      (h) Mutual Fund Services Agreement, dated July 17, 2003, between the Registrant and Delaware Service Company, Inc. - incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 2003 (File No. 333-104654).

      (i) Legal Opinion of Counsel - incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 2003 (File No. 333-104654).

      (j)(1) Consent of Independent Accountant incorporated herein by reference to Pre-Effective Amendment No. 3 filed with Commission on July 31, 2003.

      (j)(2) Powers of Attorney incorporated herein by reference to Pre-Effective Amendment No. 3 filed with Commission on July 31, 2003.

      (k)         Not applicable.

      (l) Initial Capital Agreement, dated July 17, 2003 - incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 2003 (File No. 333-104654).

      (m)(1) Distribution and Service Plan pursuant to Rule 12b-1 for Class A Shares, dated July 17, 2003 - incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 2003 (File No. 333-104654).

      (m)(2) Distribution and Service Plan pursuant to Rule 12b-1 for Class B Shares, dated July 17, 2003 - incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 2003 (File No. 333-104654).

      (m)(3) Distribution and Service Plan pursuant to Rule 12b-1 for Class C Shares, dated July 17, 2003 - incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 2003 (File No. 333-104654).

      (n) Multiple Class of Shares Plan pursuant to Rule 18f-3, dated July 17, 2003 - incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 2003 (File No. 333-104654).

      (o)         Reserved.

      (p)(1) Code of Ethics of the Registrant - incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 2003 (File No. 333-104654).

      (p)(2) Code of Ethics of the Manager and Delaware Distributors - incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 2003 (File No. 333-104654).

      (p)(3) Code of Ethics of Delaware International Advisers Ltd. ("Delaware International") - incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 2003 (File No. 333-104654).

      (p)(4) Code of Ethics of Marsico Capital Management, LLC ("Marsico Capital") - incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 2003 (File No. 333-104654).

      (p)(5) Code of Ethics of T. Rowe Price Associates, Inc. ("T. Rowe Price") - incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 2003 (File No. 333-104654).

      (p)(6) Code of Ethics of Morgan Stanley Investment Management Inc. (d/b/a Van Kampen) ("Van Kampen") - incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 2003 (File No. 333-104654).

      (p)(7) Code of Ethics of Massachusetts Financial Services Company ("MFS") - incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 2003 (File No. 333-104654).

      (p)(8) Code of Ethics of Liberty Wanger Asset Management, L.P. ("Liberty WAM") - incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 2003 (File No. 333-104654).

      (p)(9) Code of Ethics of Hotchkis and Wiley Capital Management, LLC ("H&W") - incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 2003 (File No. 333-104654).

      (p)(10) Code of Ethics of The Delafield Asset Management Division of Reich & Tang Asset Management, LLC ("RTAM") - incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 2003 (File No. 333-104654).

      (p)(11) Code of Ethics of Deutsche Investment Management Americas Inc. (d/b/a Scudder Investments) ("DIMA Inc.") - incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 2003 (File No. 333-104654).

      (p)(12) Code of Ethics of LFD - incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 2003 (File No. 333-104654).

ITEM 24.          Persons Controlled by or under Common Control with Registrant.

                  None.

ITEM 25.          Indemnification.

                  A Delaware statutory trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.2 of the Declaration of Trust provides that every Person who is, or has been, a Trustee or officer of Optimum Fund Trust (the "Trust") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Trust or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct
(i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts; or
(iii) by written opinion of independent legal counsel based upon a review of readily available facts. Article XI, Section 11.10 of the Declaration of Trust provides that notwithstanding anything else in the Declaration of Trust, any amendment to Article XI shall not limit the rights to indemnification or insurance provided therein with respect to action or omission of Covered Persons prior to such amendment.

                  Pursuant to Article X, Section 10.3 of the Declaration of Trust, in case any Shareholder of former Shareholder of any series ("Series") shall be held to be personally liable solely by reason of his being or having been a Shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

                  Pursuant to Section 12 of the Distribution Agreement, the Trust agrees to indemnify, defend and hold harmless from the assets of the relevant Series Delaware Distributors and each person, if any, who controls Delaware Distributors within the meaning of Section 15 of the Securities Act of 1933 ("1933 Act"), from and against any and all losses, damages, or liabilities to which, jointly or severally, Delaware Distributors or such controlling person may become subject, insofar as the losses, damages or liabilities arise out of the performance of its duties hereunder, except that the Trust shall not be liable for indemnification of Delaware Distributors or any controlling person thereof for any liability to the Trust or its shareholders to which they would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of their duties under the Agreement.

                  Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.          Business and Other Connections of Investment Adviser.

                  The Manager serves as investment manager to each Fund of the Registrant and also serves as investment manager or sub-adviser to certain of the funds in the Delaware Investments family of investment companies (Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Cash Reserve, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group Tax-Free Fund, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Delaware Group Global & International Funds, Delaware Group Adviser Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Delaware VIP Trust, Delaware Pooled Trust, Voyageur Intermediate Tax-Free Funds, Voyageur Tax-Free Funds, Voyageur Insured Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Insured Municipal Income Fund, Inc., Delaware Investments Florida Insured Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund, Inc., Delaware Investments Minnesota Municipal Income Fund II, Inc., and Delaware Investments Minnesota Municipal Income Fund III, Inc.). In addition, certain officers of the Manager also serve as trustees of the funds in the Delaware Investments family of investment companies, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's parent company acts as the principal underwriter to each Fund of the Registrant and also acts as the principal underwriter to the mutual funds in the Delaware Investments family of investment companies (see Item 27 below). Another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for each Fund of the Registrant and also acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for the mutual funds in the Delaware Investments family of investment companies. The description of the Manager under the caption "Who manages the Funds?" in the Prospectuses constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of the Manager set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-32108) is incorporated herein by reference. The Manager, with the approval of the Registrant's board of trustees, selects sub-advisers for each Fund of the Registrant. The following companies, all of which are registered investment advisers, serve as sub-advisers for the Funds of the Registrant.

                  DIMA Inc. serves as a sub-adviser to Optimum Fixed Income Fund. The description of DIMA Inc. under the caption "Who manages the Funds?" in the Prospectuses constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of DIMA Inc. set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-27291) is incorporated herein by reference.

                  Delaware International serves as a sub-adviser to Optimum International Fund and Optimum Fixed Income Fund. The description of Delaware International under the caption "Who manages the Funds?" in the Prospectuses constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Delaware International set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-37702) is incorporated herein by reference.

                  H&W serves as a sub-adviser to Optimum Small Cap Value Fund. The description of H&W under the caption "Who manages the Funds?" in the Prospectuses constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of H&W set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-60512) is incorporated herein by reference.

                  Liberty WAM serves as a sub-adviser to Optimum Small Cap Growth Fund. The description of Liberty WAM under the caption "Who manages the Funds?" in the Prospectuses constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Liberty WAM set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-41391) is incorporated herein by reference.

                  Marsico Capital serves as a sub-adviser to Optimum Large Cap Growth Fund and Optimum International Fund. The description of Marsico Capital under the caption "Who manages the Funds?" in the Prospectuses constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Marsico Capital set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-54914) is incorporated herein by reference.

                  MFS serves as a sub-adviser to Optimum Large Cap Value Fund. The description of MFS under the caption "Who manages the Funds?" in the Prospectuses constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of MFS set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-17352) is incorporated herein by reference.

                  RTAM serves as a sub-adviser to Optimum Small Cap Value Fund. The description of RTAM under the caption "Who manages the Funds?" in the Prospectuses constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of RTAM set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-47230) is incorporated herein by reference.

                  T. Rowe Price serves as a sub-adviser to Optimum Large Cap Growth Fund. The description of T. Rowe Price under the caption "Who manages the Funds?" in the Prospectuses constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of T. Rowe Price set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-856) is incorporated herein by reference.

                  Van Kampen serves as a sub-adviser to Optimum Large Cap Value Fund. The description of Van Kampen under the caption "Who manages the Funds?" in the Prospectuses constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Van Kampen set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-15757) is incorporated herein by reference.

ITEM 27.          Principal Underwriter.

                  (a)(1) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds.

                  (b)(1) Information with respect to each officer or partner of the principal underwriter and the Registrant is provided below. Unless noted, the principal business address of Delaware Distributors, L.P. is 2005 Market Street, Philadelphia, PA 19103-7094.

--------------------------------------------- ------------------------------------------ -----------------------------------------
Name and Principal Business Address           Positions & Offices with Underwriter       Positions & Offices with Registrant
-----------------------------------           ------------------------------------       -----------------------------------
--------------------------------------------- ------------------------------------------ -----------------------------------------
Delaware Distributors, Inc.                   General Partner                            None
--------------------------------------------- ------------------------------------------ -----------------------------------------
Delaware Capital Management                   Limited Partner                            None
--------------------------------------------- ------------------------------------------ -----------------------------------------
Delaware Investment Advisers                  Limited Partner                            None
--------------------------------------------- ------------------------------------------ -----------------------------------------
Jude T. Driscoll                              President/Chief Executive Officer          Chairman
--------------------------------------------- ------------------------------------------ -----------------------------------------
Joseph H. Hastings                            Executive Vice President                   Executive Vice President/Chief
                                                                                         Financial Officer
--------------------------------------------- ------------------------------------------ -----------------------------------------
Joanne O. Hutcheson                           Executive Vice President                   Senior Vice President/Human Resources
--------------------------------------------- ------------------------------------------ -----------------------------------------
Richelle S. Maestro                           Executive Vice President/General           Senior Vice President/General Counsel/
                                              Counsel/ Secretary                         Secretary
--------------------------------------------- ------------------------------------------ -----------------------------------------
Diane M. Anderson                             Senior Vice President/Retirement           None
                                              Operations
--------------------------------------------- ------------------------------------------ -----------------------------------------
Douglas L. Anderson                           Senior Vice President/Operations           None
--------------------------------------------- ------------------------------------------ -----------------------------------------
Michael P. Bishof                             Senior Vice President/Investment           Senior Vice President/Treasurer
                                              Accounting
--------------------------------------------- ------------------------------------------ -----------------------------------------
Lisa O. Brinkley                              Senior Vice President/Compliance Director  Senior Vice President/Compliance
                                                                                         Director
--------------------------------------------- ------------------------------------------ -----------------------------------------
Kevin J. Lucey                                Senior Vice President/Chief of Sales,      None
                                              Client Services & Marketing
--------------------------------------------- ------------------------------------------ -----------------------------------------
Thomas M McConnell                            Senior Vice President/Senior 529 Plans     None
                                              Product Manager
--------------------------------------------- ------------------------------------------ -----------------------------------------
Carolyn McIntyre                              Senior Vice President/Human Resources      None
--------------------------------------------- ------------------------------------------ -----------------------------------------
John M. Ring                                  Senior Vice President/Defined              None
                                              Contribution Sales Director
--------------------------------------------- ------------------------------------------ -----------------------------------------
James L. Shields                              Senior Vice President/Chief Information    None
                                              Officer
--------------------------------------------- ------------------------------------------ -----------------------------------------
Daniel H. Carlson                             Vice President/Marketing Services          None
--------------------------------------------- ------------------------------------------ -----------------------------------------
Elisa C. Colkitt                              Vice President/Broker Dealer Operations    None
                                              & Service Support
--------------------------------------------- ------------------------------------------ -----------------------------------------
David F. Connor                               Vice President/Deputy General              Vice President/Deputy General
                                              Counsel/Assistant Secretary                Counsel/Assistant Secretary
--------------------------------------------- ------------------------------------------ -----------------------------------------
Joel A. Ettinger                              Vice President/Taxation                    Vice President/Taxation
--------------------------------------------- ------------------------------------------ -----------------------------------------
Susan T. Friestedt                            Vice President/Retirement Services         None
--------------------------------------------- ------------------------------------------ -----------------------------------------
Edward M. Grant                               Vice President/Defined Contribution        None
                                              Sales Manager
--------------------------------------------- ------------------------------------------ -----------------------------------------
Jeffrey M. Kellogg                            Vice President/Senior Product              None
                                              Manager/Communications Manager
--------------------------------------------- ------------------------------------------ -----------------------------------------
Kevin S. Lee                                  Vice President/Assistant Controller        None
--------------------------------------------- ------------------------------------------ -----------------------------------------
Patricia McWilliams                           Vice President/Client Services             None
--------------------------------------------- ------------------------------------------ -----------------------------------------
David P. O'Connor                             Vice President/Associate General           Vice President/Associate General
                                              Counsel/Assistant Secretary                Counsel/Assistant Secretary
--------------------------------------------- ------------------------------------------ -----------------------------------------
Brian L. Murray, Jr.                          Vice President/Associate General           Vice President/Associate General
                                              Counsel/Assistant Secretary                Counsel/Assistant Secretary
--------------------------------------------- ------------------------------------------ -----------------------------------------

--------------------------------------------- ------------------------------------------ -----------------------------------------
Name and Principal Business Address           Positions & Offices with Underwriter       Positions & Offices with Registrant
-----------------------------------           ------------------------------------       ------------------------------------
--------------------------------------------- ------------------------------------------ -----------------------------------------
Robinder Pal                                  Vice President/Senior Retail               None
                                              e-Business/Production Services Manager
--------------------------------------------- ------------------------------------------ -----------------------------------------
Richard Salus                                 Vice President/Assistant Controller        None
--------------------------------------------- ------------------------------------------ -----------------------------------------
Richard D. Seidel                             Vice President/Assistant Controller        None
--------------------------------------------- ------------------------------------------ -----------------------------------------
Michael T. Taggart                            Vice President/Facilities &                None
                                              Administrative Services
--------------------------------------------- ------------------------------------------ -----------------------------------------
Joseph T. Van Thuyne                          Vice President/Human Resources Generalist  None
--------------------------------------------- ------------------------------------------ -----------------------------------------


                  (a)(2) Lincoln Financial Distributors, Inc. ("LFD") serves as financial intermediary wholesaler for all the mutual funds in the Delaware Investments Family of Funds.

                  (b)(2) Information with respect to each officer or partner of LFD and the Registrant is provided below. Unless noted, the principal business address of LFD is 2001 Market Street, Philadelphia, PA 19103-7055.

--------------------------------------------- ------------------------------------------ -----------------------------------------
Name and Principal Business Address           Positions & Offices with LFD               Positions & Offices with Registrant
-----------------------------------           ----------------------------               ------------------------------------
--------------------------------------------- ------------------------------------------ -----------------------------------------
Westley V. Thompson                           President/Chief Executive Officer and      None
                                              Director
--------------------------------------------- ------------------------------------------ -----------------------------------------
David M. Kittredge                            Senior Vice President/Chief Operating      None
                                              Officer and Director
--------------------------------------------- ------------------------------------------ -----------------------------------------
Margaret Skinner                              Senior Vice President                      None
--------------------------------------------- ------------------------------------------ -----------------------------------------
Frederick J. Crawford(1)                      Vice President/Treasurer                   None
--------------------------------------------- ------------------------------------------ -----------------------------------------
Patrick Caufield(2)                           Vice President/Chief Compliance Officer    None
--------------------------------------------- ------------------------------------------ -----------------------------------------
Keith J. Ryan(3)                              Financial Officer                          None
--------------------------------------------- ------------------------------------------ -----------------------------------------
Cynthia A. Rose(3)                            Secretary                                  None
--------------------------------------------- ------------------------------------------ -----------------------------------------

--------------------------------------------------------------------------------
(1) 1500 Market Street, Philadelphia, PA 19103.
(2) 350 Church Street, Hartford, CT 06103
(3) 1300 Clinton Street, Fort Wayne, IN 46802
--------------------------------------------------------------------------------

                  (c)      Not Applicable.

ITEM 28.          Location of Accounts and Records.

                  All accounts, records, and other documents required by Rule 31a-1 under the Investment Company Act of 1940 are maintained at the offices of the Registrant's Custodian, JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245; Service Agent, Delaware Service Company, Inc., 2005 Market Street, Philadelphia, PA 19103; and Manager, Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103.

ITEM 29.          Management Services.

                  Inapplicable.

ITEM 30.          Undertakings.

                  Inapplicable.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, and the Commonwealth of Pennsylvania on the 5th day of March, 2004.

                                                       OPTIMUM FUND TRUST

                                                       By: Jude T. Driscoll
                                                           ---------------------
                                                       Jude T. Driscoll
                                                       President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 4 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                 Signature                                        Title                                     Date
----------------------------------------          -------------------------------------               -----------------
Jude T. Driscoll                                  President/Chief Executive Officer and               March 5, 2004
----------------------------------------          Trustee
Jude T. Driscoll

Mark S. Casady                         *          Trustee                                             March 5, 2004
----------------------------------------
Mark S. Casady

Nicholas D. Constan                    *          Trustee                                             March 5, 2004
----------------------------------------
Nicholas D. Constan

William W. Hennig                      *          Trustee                                             March 5, 2004
----------------------------------------
William W. Hennig

Durant Adams Hunter                    *          Trustee                                             March 5, 2004
----------------------------------------
Durant Adams Hunter

David Kittredge                        *          Trustee                                             March 5, 2004
----------------------------------------
David Kittredge

Kenneth R. Leibler                     *          Trustee                                             March 5, 2004
----------------------------------------
Kenneth R. Leibler

Stephen Mullin                         *          Trustee                                             March 5, 2004
----------------------------------------
Stephen Mullin

Robert A. Rudell                       *          Trustee                                             March 5, 2004
----------------------------------------
Robert A. Rudell

Jon Socolofsky                         *          Trustee                                             March 5, 2004
----------------------------------------
Jon Socolofsky

Joseph H. Hastings                     *          Senior Vice President/Chief Financial Officer       March 5, 2004
----------------------------------------
Joseph H. Hastings
                                                   * By: Jude T. Driscoll
                                                        -------------------
                                                      Jude T. Driscoll
                                                   as Attorney-in-Fact for
                                                each of the persons indicated